Cash flow - additional information (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cash Flow [Line Items]
Increase in net cash generated from operating activities	£ 154
Payments of litigation claim settlements	179	£ 31
Research and development expense	194	150
Net cash used in investing activities	(41)	208		£ 705
Increase in net cash used in investing activities	249
Purchase of short term investment products, including treasury bills	110	(93)
Purchase of property, plant and equipment, classified as investing activities	110	99		523
Purchases of property, plant, equipment and intangibles	£ 130	138
Decrease in purchases of property plant and equipment and intangibles	5.90%
Net cash generated in financing activities	£ 3,023	2,389		8,878
Outflow due to dividend payment	2,479	2,476		4,915
Interest paid, classified as financing activities	855	746		1,578
Net inflow (outflow) from borrowings	1,004	2,075
(Outflows)/inflows relating to derivative financial instruments	(429)	253		(117)
Purchases of own shares	£ 0	£ 1,256		£ 2,012
Forecast
Disclosure Of Cash Flow [Line Items]
Purchases of property, plant, equipment and intangibles			£ 550